Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current liabilities
Customer advance deposits	$ 45,482	$ 33,508
Unearned revenue	1,645	4,217
Total current contract liabilities	47,127	37,727
Non-current liabilities
Customer advance deposits		847
Unearned revenue	5,798	1,384
Total non-current contract liabilities	5,798	2,231
Total contract liabilities	$ 52,925	$ 39,958